Selling expenses (Schedule of Selling Expenses) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)
DisclosureOfSeletedConsolidatedStatementsOfOperationDataLineItems [Line Items]
Salaries and related expenses | ₪			₪ 21,514	₪ 18,798	₪ 15,058
Transportation and maintenance | ₪			20,132	15,128	12,541
Vehicles | ₪			3,330	3,377	3,908
Advertising and promotion | ₪			9,461	8,032	4,766
Depreciation and amortization | ₪			2,565	1,861	804
Others | ₪			8,988	8,294	6,746
Selling expenses | ₪			₪ 65,990	₪ 55,490	₪ 43,823
US Dollars [Member]
DisclosureOfSeletedConsolidatedStatementsOfOperationDataLineItems [Line Items]
Salaries and related expenses | $		$ 6,692
Transportation and maintenance | $		6,262
Vehicles | $		1,036
Advertising and promotion | $		2,943
Depreciation and amortization | $		798
Others | $		2,795
Selling expenses | $	[1]	$ 20,526

[1]	Convenience Translation into US Dollars.